Dividends	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Dividends
13. Dividends
Each equity share holder is entitled to dividends as and when Vedanta Limited declares and pays dividends after obtaining shareholder approval for final dividend and board approval in case of an interim dividend. Dividends are paid in Indian Rupees. Remittance of dividends outside India is governed by Indian law on foreign exchange and is subject to applicable taxes.
Distributions made and proposed

For the year ended March 31,	2020	2021	2022	2022
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Amounts recognised as distributions to equity share holders:
Equity dividend on ordinary shares:
Interim dividend for the year: (March 31, 2020: ₹ 3.90/- per share, March 31, 2021: ₹ 9.50/- per share, March 31, 2022: ₹ 13.50/-, ₹ 18.50/- and ₹ 13/- per share) a,b,c	14,441	35,187	166,814	2,199

Total	14,441	35,187	166,814	2,199

a)	Three interim dividends of ₹ 13.50/-, ₹ 18.50/- and ₹ 13/- per share were declared during the year ended March 31, 2022.
b)	An interim dividend of ₹ 9.50 /- per share was declared during the year ended March 31, 2021.
c)	An interim dividend of ₹ 3.90 /- per share was declared during the year ended March 31, 2020. The right to interim dividend of ₹ 3.90 /- per share was waived by ESOS Trust.
Subsequent to the balance sheet date, the Board of Directors of the Company in their meeting held on

April
28
,
2022 have approved first interim dividend of
₹
31.50
/-
per equity share, i.e., 3,150% on face value of
₹
1/- per share for FY 2022-23 amounting to
₹
 116,838 million

which has been paid subsequently.
Further the Board of Directors of the Company in their meeting held on July 19, 2022 have approved second interim dividend of
₹
 19.50/- per equity share, i.e., 1,950% on face value of
₹
 1/- per share for
FY 2022-23.
If profits for a year are insufficient to declare dividends, dividends for that year may be declared and paid out from accumulated profits on the following conditions:

•	The rate of dividend declared shall not exceed the average of the rates at which dividend was declared by the company in the three years immediately preceding that year;

•
The total amount to be drawn from such accumulated profits shall not exceed one-tenth
of the sum of the company’s
paid-up
share capital and free reserves as appearing in the latest audited financial statement;

•	The amount so drawn shall first be utilised to set off the losses incurred in the financial year in which dividend is declared before any dividend in respect of equity shares is declared; and

•	The balance of reserves after such withdrawal shall not fall below fifteen per cent of the company’s paid up share capital as appearing in the latest audited financial statement.